Finance receivables (Schedule of Finance Receivables) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables	¥ 15,295,281	¥ 16,298,284
Deferred origination costs	169,467	179,905
Unearned income	(754,836)	(837,124)
Allowance for credit losses	(154,281)	(168,672)
Total finance receivables, net	14,555,631	15,472,393
Less - Current portion	(5,912,684)	(6,269,862)
Noncurrent finance receivables, net	8,642,947	9,202,531
Total finance receivables, net	14,555,631	15,472,393
Retail Receivables Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables	11,156,798	12,015,844
Allowance for credit losses	(98,853)	(109,316)	¥ (89,439)	¥ (83,858)
Finance Lease Receivables Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables	1,144,312	1,158,361
Allowance for credit losses	(24,600)	(29,303)	(30,585)	(28,928)
Wholesale and Other Dealer Loan Receivables Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables	2,994,171	3,124,079
Allowance for credit losses	¥ (30,828)	¥ (30,053)	¥ (26,358)	¥ (26,243)